Portfolio of Investments (unaudited)
As of July 31, 2026
abrdn Global Dynamic Dividend Fund

Shares or Principal Amount		Value
COMMON STOCKS—93.4%
AUSTRALIA—1.4%
Materials—1.4%
Rio Tinto PLC, ADR	45,400	$4,396,990
BRAZIL—1.1%
Industrials—1.1%
Rumo SA	1,303,072	3,711,936
CHINA—2.4%
Communication Services—1.3%
Tencent Holdings Ltd.	71,100	4,344,422
Industrials—1.1%
Contemporary Amperex Technology Co. Ltd., A Shares (Stock Connect)(a)	59,283	3,475,449
Total China		7,819,871
DENMARK—1.4%
Financials—0.8%
Tryg AS	109,800	2,612,976
Health Care—0.6%
Novo Nordisk AS, Class B	41,300	1,953,555
Total Denmark		4,566,531
FRANCE—6.8%
Consumer Discretionary—0.5%
LVMH Moet Hennessy Louis Vuitton SE	3,100	1,702,318
Consumer Staples—1.6%
Danone SA	44,900	3,492,595
Pernod Ricard SA	20,500	1,597,633
		5,090,228
Energy—1.7%
Bollore SE	182,000	812,793
TotalEnergies SE	55,800	4,902,588
		5,715,381
Industrials—0.8%
Teleperformance SE	33,448	2,661,368
Utilities—2.2%
Engie SA	117,100	3,650,136
Veolia Environnement SA	84,600	3,366,518
		7,016,654
Total France		22,185,949
GERMANY—3.8%
Communication Services—1.2%
Deutsche Telekom AG	127,713	3,941,348
Financials—0.8%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,200	2,522,938
Information Technology—0.8%
SAP SE, ADR	15,200	2,791,024
Utilities—1.0%
RWE AG	48,600	3,197,051
Total Germany		12,452,361
Shares or Principal Amount		Value

HONG KONG—1.2%
Financials—1.2%
Hong Kong Exchanges & Clearing Ltd.	76,800	$4,001,495
INDIA—0.4%
Utilities—0.4%
NTPC Ltd.	366,000	1,328,506
JAPAN—1.7%
Financials—1.7%
Mitsubishi UFJ Financial Group, Inc.	241,000	5,383,096
NETHERLANDS—5.5%
Communication Services—0.6%
Universal Music Group NV	111,000	1,831,450
Financials—1.7%
ING Groep NV	159,000	5,587,506
Information Technology—3.2%
ASML Holding NV	3,100	5,108,629
BE Semiconductor Industries NV	10,500	2,407,848
NXP Semiconductors NV	12,800	2,933,248
		10,449,725
Total Netherlands		17,868,681
SWITZERLAND—1.0%
Consumer Staples—1.0%
Nestle SA	31,500	3,148,456
TAIWAN—4.6%
Information Technology—4.6%
Hon Hai Precision Industry Co. Ltd.	398,900	3,046,402
Taiwan Semiconductor Manufacturing Co. Ltd.	160,000	11,834,438
		14,880,840
UNITED KINGDOM—5.1%
Consumer Discretionary—0.6%
Taylor Wimpey PLC	1,821,000	1,917,334
Financials—0.9%
London Stock Exchange Group PLC	24,800	2,789,815
Health Care—1.3%
AstraZeneca PLC	24,200	4,105,288
Industrials—0.7%
BAE Systems PLC	84,300	2,386,477
Materials—1.1%
Johnson Matthey PLC	127,000	3,430,842
Real Estate—0.5%
UNITE Group PLC, REIT	244,400	1,775,366
Total United Kingdom		16,405,122
UNITED STATES—57.0%
Communication Services—3.8%
Alphabet, Inc., Class C(b)	30,600	10,913,490
Array Digital Infrastructure, Inc.	38,837	1,353,081
		12,266,571
Consumer Discretionary—4.6%
Lowe's Cos., Inc.(b)	15,600	3,241,836
Meritage Homes Corp.	39,600	2,779,920
NIKE, Inc., Class B	45,900	1,914,489
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2026
abrdn Global Dynamic Dividend Fund

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
UNITED STATES (continued)
Consumer Discretionary (continued)
TJX Cos., Inc.(b)	24,500	$3,854,830
Wyndham Hotels & Resorts, Inc.	42,300	3,166,578
		14,957,653
Consumer Staples—4.1%
Coca-Cola Co.(b)	35,895	3,144,043
Keurig Dr. Pepper, Inc.	100,500	3,127,560
Mondelez International, Inc., Class A(b)	39,400	2,455,014
Primo Brands Corp.	69,900	1,586,730
Target Corp.(b)	21,900	3,164,331
		13,477,678
Energy—2.4%
ONEOK, Inc.	39,300	3,568,833
Williams Cos., Inc.(b)	57,600	4,120,704
		7,689,537
Financials—8.6%
Bank of America Corp.(b)	70,100	4,342,695
Blackstone, Inc.	30,900	3,947,475
CME Group, Inc.	12,400	3,320,596
Fidelity National Information Services, Inc.	85,400	3,823,358
Goldman Sachs Group, Inc.	4,300	4,379,034
JPMorgan Chase & Co.	14,300	5,030,597
MetLife, Inc.	33,000	3,172,290
		28,016,045
Health Care—7.0%
AbbVie, Inc.(b)	15,712	3,942,769
Becton Dickinson & Co.	18,100	2,997,722
CVS Health Corp.	30,200	3,153,786
Medtronic PLC(b)	31,100	2,655,629
Merck & Co., Inc.	31,400	4,088,280
Roche Holding AG	6,500	2,841,100
Sanofi SA	34,900	3,005,297
		22,684,583
Industrials—6.7%
FedEx Corp.(b)	8,300	2,551,420
Ferrovial NV	43,847	2,872,242
Honeywell International, Inc.	16,600	4,034,630
Lockheed Martin Corp.	5,700	3,321,618
Schneider Electric SE	9,900	3,326,255
Union Pacific Corp.	11,800	3,447,134
Waste Management, Inc.	9,400	2,129,570
		21,682,869
Information Technology—15.2%
Accenture PLC, Class A	9,900	1,642,608
Amdocs Ltd.	31,200	1,738,464
Analog Devices, Inc.	4,500	1,653,345
Apple, Inc.(b)	32,400	10,008,684
Broadcom, Inc.(b)	27,400	10,666,272
Cisco Systems, Inc.	35,100	4,071,249
Microsoft Corp.(b)	20,800	9,666,176
NVIDIA Corp.	39,500	7,929,625
Oracle Corp.	16,700	2,168,829
		49,545,252
Shares or Principal Amount		Value

Materials—0.7%
Linde PLC	4,700	$2,248,386
Real Estate—1.4%
American Tower Corp., REIT	25,400	4,403,344
Utilities—2.5%
CMS Energy Corp.(b)	36,700	2,642,033
FirstEnergy Corp.	57,800	2,792,318
NextEra Energy, Inc.(b)	32,700	2,842,284
		8,276,635
Total United States		185,248,553
Total Common Stocks		303,398,387
CORPORATE BONDS—0.0%
UNITED STATES—0.0%
Diversified Financial Services—0.0%
Fixed Income Pass-Through Trust, 0.00%, 01/15/2087(c)(d)(e)	$500,000	–
Total Corporate Bonds		–
PREFERRED STOCKS—3.4%
SOUTH KOREA—3.4%
Information Technology—3.4%
Samsung Electronics Co. Ltd.(b)	88,200	11,083,647
Total Preferred Stocks		11,083,647
SHORT-TERM INVESTMENT—2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.62%(f)	8,825,189	8,825,189
Total Short-Term Investment		8,825,189
Total Investments (Cost $240,110,979)—99.5%		323,307,223
Other Assets in Excess of Liabilities—0.5%		1,552,498
Net Assets—100.0%		$324,859,721

(a)
China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional
Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.

(b)	All or a portion of the security has been designated as collateral for the line of credit.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	The maturity date presented for these instruments represents the next call/put date.
(e)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(f)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of July 31, 2026.
Amounts listed as “–” are 0% or round to 0%.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
EUR	Euro Currency
USD	U.S. Dollar
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of July 31, 2026
abrdn Global Dynamic Dividend Fund

As of July 31, 2026, the Fund held the following forward foreign currency contracts:

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Euro
10/14/2026	Goldman Sachs & Co.	USD	22,205,160	EUR	19,400,000	$22,433,830	$(228,670)

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
July 31, 2026 (unaudited)

1. Summary of Significant Accounting Policies
a. Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Trustees (the "Board") designated abrdn Investments Limited (the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Valuation Designee may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

4

Notes to Portfolio of Investments  (concluded)
July 31, 2026 (unaudited)

Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which a Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

5